Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Net book value	$ 13,464	$ 15,807
Equipment
Property, Plant and Equipment [Line Items]
Cost	84	77
Accumulated depreciation	(55)	(36)
Net book value	29	41
Depreciation and amortization expense	$ 19	$ 9	$ 18